Employee Benefits	12 Months Ended
Dec. 31, 2019
Disclosure of employee benefits [text block] [Abstract]
Disclosure of employee benefits [text block]

Note 20 - Employee Benefits

Employee benefits include post-employment benefits, other long-term benefits, termination benefits, short-term benefits.

A.	Liabilities for employee benefits

	December 31,
	2018	2019
	NIS	NIS

Current liabilities for:
Holiday	112	120
Sick leave	133	152
Early retirement	329	375
Current maturities of pensioner benefits	7	7
Total current liability for employee benefits	581	654
Non-current liabilities for:
Voluntary redundancy for employees transferred from civil service	241	94
Liability for pensioner benefits	115	137
Severance compensation (net) (see composition below)	54	65
Early notice and pension	35	29
Provision for the streamlining plan	-	31
Total non-current liabilities for employee Benefits	445	356
Total liabilities for employee benefits	1,026	1,010
Composition of liabilities for severance pay:
Liabilities for severance pay	218	230
Fair value of plan assets	(164)	(165)
	54	65

B.	Defined contribution plans

Liabilities for employee benefits at retirement age in respect of the period of their service with Bezeq and its subsidiaries, and for employees to which Section 14 of the Severance Pay Law – 1963 applies, are covered in full by regular payments made by Bezeq and its subsidiaries to pension funds and insurance companies.

	Year ended December 31,
	2017	2018	2019
	NIS	NIS	NIS

Amount recognized as an expense for a defined contribution plan	228	232	223

The pension rights of the Bezeq Group employees for the period of their employment in the civil service through January 31, 1985, are covered by a pension fund (“the Makefet Fund”), which assumed the State’s obligation following an agreement between the Government of Israel, the Company, the Histadrut Federation of Labor and the Makefet Fund.

The severance obligation to employees who leave their employment on terms entitling them to compensation is covered, for the period from February 1, 1985, by regular contributions to such pension funds and insurance companies (in accordance with Section 14 of the Severance Pay Law).

Severance pay for the period of employment in the civil service through January 31, 1985, is paid by the Bezeq Group, and the monies accumulated in the Makefet Fund for that period are kept in a fund that will be used for the employees’ rights.

For certain employees, the Bezeq Group has an obligation to pay severance in excess of the amount accumulated in the compensation fund which is in the employees’ names. See section below.

C.	Defined benefit plans

Obligations for defined benefit plans in the Bezeq Group include the following:

1.	The severance pay obligation for the balance of the obligation not covered by contributions and/or insurance policies in accordance with the existing labor agreements and the Severance Pay Law. For this part of the obligation, there are deposits in the name of Group companies in pension funds and insurance companies. The deposits in pension funds and insurance companies include accrued linkage differences and interest. Withdrawal of the reserve monies is contingent upon fulfilment of the provisions in the Severance Pay Law.

2.	An obligation in accordance with the employment agreements of some of the senior employees in the Group for payment of a benefit for notice upon severance. The Company also has an obligation to a number of senior employees who are entitled to early retirement terms (pension and retirement grants) which are not dependent on the existing retirement agreements for all employees

3.	Company retirees receive, in addition to pension payments, benefits which consist mainly of a holiday gift (linked to the dollar exchange rate), financing for the upkeep of retiree clubs and social activities The Company’s liability for these costs accumulates in the employment period. The Company’s financial statements include the liabilities for expected costs in the severance period.

D.	Sick leave provision

The financial statements include a provision in respect of redemption and utilization of sick leave. The right to accumulate sick leave was taken into account for all employees in the Bezeq Group. Only employees eligible under the terms of the employment agreement may redeem sick leave. The provision was computed on the basis of an actuarial calculation, including the assumption of positive accumulation of days by most of the employees and utilization of days in accordance with the last in first out (LIFO) method.

E.	Benefits for early retirement and termination

1.	According to the collective agreement of December 2006, between Bezeq and the employees union and the Histadrut Federation of Labor, and according to the amendment to the agreement of August 2015, Bezeq may, at its discretion, terminate the employment of 163 long-standing permanent employees in each of the years 2015-2021 (Bezeq’s right is accumulated over the years).

Bezeq recognizes expenses for early retirement when Bezeq is committed demonstrably, without realistic possibility of withdrawal, to a defined plan to terminate employment before the defined date, according to a defined plan. The collective agreement allows Bezeq to dismiss employees but does not create a demonstrable commitment without realistic possibility of withdrawal. Accordingly, the expenses for early retirement are recognized in Bezeq’s financial statements at the approval date of the plan.

On November 6, 2019, as part of its streamlining plan, Bezeq’s Board of Directors approved the retirement of 140 permanent employees and the termination of employment of another 60 employees with flexible employment status. In view of the above, in its financial statements for the fourth quarter of 2019, Bezeq recognized an expense for severance pay in early retirement in the amount of NIS 137. Total expenses for early retirement in Bezeq in 2019 amounted to NIS 109 and included a decrease in the provision for retirement for previous plans.

2.	On December 16, 2018, an early retirement plan was decided on, by the end of the collective agreement period (the end of 2021), for all employees of Bezeq who were transferred to Bezeq from the Ministry of Communications (94 employees). The balance of the unpaid provision for the retirement liability as at December 31, 2019 is NIS 264.

3.	Pelephone, Bezeq International, and DBS have collective agreements with the Histadrut Federation of Labor and the employees’ committees as follows:

On March 14, 2019, DBS signed a collective arrangement with the Histadrut Federation of Labor and the employees’ representatives regarding retrenchment and synergy procedures, commencing on June 1, 2019 until December 31, 2021 (“the Arrangement”). According to the Arrangement, DBS will be entitled to terminate the employment of up to 325 employees during the Arrangement years, and employees who are not included in the retirement plan will receive a one-time grant. In addition, according to the Arrangement, DBS may also retrench by not recruiting employees to replace employees whose employment has terminated. Following the Arrangement and the submission of the efficiency plan outline to the employees’ representatives, DBS recognized expenses of NIS 45 million, mainly due to termination benefits.

On November 17, 2019, DBS signed an extension to its collective agreement with the Histadrut New General Federation of Labor and the employees’ committee, with certain revisions, until December 31, 2021.

On July 11, 2019, Bezeq International signed a collective agreement with the Histadrut New General Federation of Labor and the employees’ committee at Bezeq International. The agreement includes efficiency and synergy processes for the period from July 11, 2019 to December 31, 2021. Under to the agreement, Bezeq International may retrench up to 325 employees (of which 150 are permanent employees, some as part of voluntary early retirement), in addition to the option of not hiring employees to replace those employees that terminate their employment. The agreement also includes a one-time bonus for employees who are not included in the retirement plan.

Following the agreement and the submission of the efficiency plan outline to the employees’ representatives, Bezeq International recognized expenses of NIS 45, mainly termination benefits and other employee benefits.

On November 13, 2019, Pelephone signed a renewal of the existing collective agreement with the Histadrut General Federation of Labor - Cellular, Internet, and High Tech Workers Union (“the Histadrut”) and the employees’ representatives, which includes streamlining and synergy processes for the period from November 12, 2019 until June 30, 2022. Under the agreement, Pelephone will be able, among other things, to terminate the employment of 210 permanent employees during the agreement period, some as part of a voluntary retirement plan. In addition, according to its plan, Pelephone will terminate the employment of another 190 non-permanent employees, and employees will not be hired to replace those persons whose employment is terminated. The agreement also includes a one-time bonus for employees who are not included in the retirement plan. Following the agreement and the submission of the efficiency plan outline to the employees’ representatives, Pelephone recognized expenses of NIS 77, mainly termination benefits and other employee benefits.

F.	Actuarial assumptions

The main actuarial assumptions for defined benefit plans at the reporting date are as follows:

Mortality rates are based on the rates published in Pension Circular 2017-3-6 of the Capital Market Authority. Future declines in mortality rates are based on rates published in Circular 2019-1-10.

Churn rates were determined on the basis of the past experience of the Company and the subsidiaries, distinguishing between different employee populations and taking into account the number of years of employment. The churn rates include a distinction between severance with entitlement to full termination compensation and severance without entitlement to full termination compensation.

The discount rate (nominal) is based on the yield on linked high-quality corporate debentures with maturity dates approximating those of the gross obligation.

The main discount rates are as follows:

	December 31, 2018	December 31, 2019
	Average capitalization rate	Average capitalization rate
	%	%

Severance compensation	3.73	2.4
Retirement benefits	4.1	2.9

Assumptions regarding salary increments for calculation of the liabilities were made on the basis of the management’s assessments, distinguishing between the groups of employees. The main assumptions (in nominal terms) regarding salary increases of the main employee groups are as follows:

Salary increase assumptions

Permanent and long-standing employees in the Company	The calculation was based on individual assumptions regarding an expected salary increase for 2020 through to 2026, arising from the collective agreement signed in August 2015.
Permanent employees in the Company	Average adjustment of 3.2% for young employees, decreasing gradually to 1.4% at the age of 66.
Company’s employees that are not permanent	6.4% for young employees decreasing gradually to 0.1%, 2% (in real terms) for senior employees
Pelephone employees	Salary increases were based on the collective agreements signed by Pelephone. The annual salary increase for Pelephone employees is 3% in 2020 and 2% thereafter.
Bezeq International employees	Assumptions about salary increases were based on the collective agreement signed in 2019. The average salary increase for Bezeq International employees is 2.95% in 2020 and 2% thereafter.
DBS employees	Rate of increase of 3.5%.

(5)	Sensitivity analysis for actuarial assumptions

The following is an analysis of the possible effect of the changes in the principal actuarial assumptions on liabilities to employee benefits. The calculation is made for each assumption separately, assuming that the remaining assumptions remain unchanged.

	Year ended December 31,
	2018	2019
	Years	Years

Discount rate - addition of 0.5%	(37)	(42)
Rate of future salary increases - addition of 0.5%	27	35
Rate of employees leaving - addition of 5.0%	(12)	(25)
Mortality rate assumption, addition of 5.0%	(2)	(4)

(6)	Average weighted useful life of liabilities for the main severance benefits:

	Year ended December 31,
	2018	2019
	Years	Years

Severance compensation	9.9	10.8
Retirement benefits	13.6	16.6